Revenue from External Customers by Geographic Areas (Details) (USD $)	3 Months Ended	12 Months Ended
	Apr. 30, 2014	Jan. 31, 2014
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 1		$ 394,867
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 2		410,012
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 3		244,240
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 4		156,496
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 5		639,107
Summary Of Significant Accounting Policies Revenue From External Customers By Geographic Areas 6		566,508
Basis Of Presentation Revenue From External Customers By Geographic Areas 1	85,300
Basis Of Presentation Revenue From External Customers By Geographic Areas 2	51,221
Basis Of Presentation Revenue From External Customers By Geographic Areas 3	34,514
Basis Of Presentation Revenue From External Customers By Geographic Areas 4	42,345
Basis Of Presentation Revenue From External Customers By Geographic Areas 5	119,814
Basis Of Presentation Revenue From External Customers By Geographic Areas 6	$ 93,566